SCHEDULE OF LOSS BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Loss before income taxes	$ (28,815,105)	$ (6,178,323)	$ (6,548,249)
Non PRC [Member]
Loss before income taxes	(769,223)	(884,774)	(1,636,657)
PRC [Member]
Loss before income taxes	$ (28,045,882)	$ (5,293,549)	$ (4,911,592)